Employee Benefit Plans - Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	$ 2,311,227	$ 2,043,379	$ 2,206,479
Assets Measured at NAV	276,798	252,488
Common stocks — mutual funds — equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	527,151	457,567
Assets Measured at NAV	187,500	166,045
Genuine Parts Company common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	214,418	193,810
Assets Measured at NAV	0	0
Other stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	865,078	713,924
Assets Measured at NAV	0	0
Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	34,516	30,855
Assets Measured at NAV	0	0
Cash and equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	15,833	14,583
Assets Measured at NAV	0	0
Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	259,939	223,750
Assets Measured at NAV	0	0
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	255,352	227,616
Assets Measured at NAV	0	0
Asset-backed and mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	9,316	8,866
Assets Measured at NAV	0	0
Other-international
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	27,903	29,471
Assets Measured at NAV	0	0
Municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	10,153	8,747
Assets Measured at NAV	0	0
Mutual funds—fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	89,298	131,755
Assets Measured at NAV	89,298	86,443
Cash surrender value of life insurance policies
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	2,270	2,435
Assets Measured at NAV	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	1,664,785	1,433,261
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common stocks — mutual funds — equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	339,651	291,522
Quoted Prices in Active Markets for Identical Assets (Level 1) | Genuine Parts Company common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	214,418	193,810
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	865,070	713,882
Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	34,516	30,855
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	15,833	14,583
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	167,394	159,483
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Asset-backed and mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other-international
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	27,903	29,126
Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds—fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash surrender value of life insurance policies
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	367,366	355,153
Significant Observable Inputs (Level 2) | Common stocks — mutual funds — equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Observable Inputs (Level 2) | Genuine Parts Company common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Observable Inputs (Level 2) | Other stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Observable Inputs (Level 2) | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Observable Inputs (Level 2) | Cash and equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Observable Inputs (Level 2) | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	92,545	64,267
Significant Observable Inputs (Level 2) | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	255,352	227,616
Significant Observable Inputs (Level 2) | Asset-backed and mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	9,316	8,866
Significant Observable Inputs (Level 2) | Other-international
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	345
Significant Observable Inputs (Level 2) | Municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	10,153	8,747
Significant Observable Inputs (Level 2) | Mutual funds—fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	45,312
Significant Observable Inputs (Level 2) | Cash surrender value of life insurance policies
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	2,278	2,477
Significant Unobservable Inputs (Level 3) | Common stocks — mutual funds — equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Unobservable Inputs (Level 3) | Genuine Parts Company common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Unobservable Inputs (Level 3) | Other stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	8	42
Significant Unobservable Inputs (Level 3) | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Unobservable Inputs (Level 3) | Cash and equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Unobservable Inputs (Level 3) | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Unobservable Inputs (Level 3) | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Unobservable Inputs (Level 3) | Asset-backed and mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Unobservable Inputs (Level 3) | Other-international
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Unobservable Inputs (Level 3) | Municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds—fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	0	0
Significant Unobservable Inputs (Level 3) | Cash surrender value of life insurance policies
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets	$ 2,270	$ 2,435